Note 6 - Investment in Juanicipio - Associate's Financial Position (Details) - Minera Juanicipio, S.A. de C.V. [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents	$ 29,601	$ 16,715
IVA and other receivables	19,163	9,146
Prepaids	101
TOTAL CURRENT ASSETS	48,865	25,861
Right-of-use asset	8
Minerals, surface rights, exploration & development expenditures	261,023	161,975
TOTAL ASSETS	309,896	187,836
Payables to Peñoles and other vendors	5,600	5,736
Lease liability	9
Total current liabilities	5,609	5,736
Provision for reclamation and remediation costs	725	450
Deferred income tax liability	3,288	6,515
Total liabilities	9,622	12,701
Shareholders equity	300,274	175,135
TOTAL LIABILITIES	$ 309,896	$ 187,836